Segment reporting	3 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2019	2018
	Note	€m	€m
Profit for the period		22.3	62.4
Taxation		17.6	18.5
Net financing costs	7	14.8	6.1
Depreciation		14.6	8.5
Amortization		2.0	1.5
EBITDA		71.3	97.0
Exceptional items	6	46.6	1.5
Other adjustments		4.2	4.7
Adjusted EBITDA		122.1	103.2

Other adjustments include the elimination of share-based payment expense and related employer payroll tax expense for the three months ended March 31, 2019 of €4.2 million (2018: €2.2 million) and elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs for the three months ended March 31, 2019 of nil (2018: €2.5 million). Nomad excludes these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended March 31,
	2019	2018
	€m	€m
United Kingdom	179.5	109.9
Italy	114.5	115.0
Germany	87.2	88.1
Sweden	49.5	49.5
France	43.0	44.0
Norway	31.4	31.0
Austria	30.6	29.5
Spain	19.5	19.7
Rest of Europe	62.6	52.5
Total external revenue by geography	617.8	539.2